Supplementary Oil And Gas Information (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$ 35,656	$ 35,968	$ 42,298
Production	(8,093)	(8,480)	(8,712)
Transportation	(9,984)	(9,302)	(9,973)
Depletion, depreciation and amortization	(6,681)	(6,413)	(7,353)
Asset retirement obligation accretion	(389)	(366)	(281)
Income tax	(1,531)	(1,879)	(2,906)
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	27,437	27,796	33,020
Production	(7,719)	(8,089)	(8,381)
Transportation	(2,049)	(1,558)	(1,431)
Depletion, depreciation and amortization	(6,665)	(6,397)	(7,337)
Asset retirement obligation accretion	(389)	(366)	(281)
Petroleum revenue tax recovery	232	273	483
Income tax	(2,504)	(2,684)	(3,552)
Results of operations	8,343	8,975	12,521
North America | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	26,501	26,773	31,698
Production	(7,170)	(7,606)	(7,830)
Transportation	(2,038)	(1,550)	(1,424)
Depletion, depreciation and amortization	(6,089)	(5,690)	(5,417)
Asset retirement obligation accretion	(315)	(312)	(241)
Petroleum revenue tax recovery	0	0	0
Income tax	(2,526)	(2,700)	(3,896)
Results of operations	8,363	8,915	12,890
North Sea | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	478	442	635
Production	(440)	(342)	(437)
Transportation	(10)	(7)	(6)
Depletion, depreciation and amortization	(279)	(494)	(1,747)
Asset retirement obligation accretion	(65)	(46)	(33)
Petroleum revenue tax recovery	232	273	483
Income tax	34	70	442
Results of operations	(50)	(104)	(663)
Offshore Africa | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	458	581	687
Production	(109)	(141)	(114)
Transportation	(1)	(1)	(1)
Depletion, depreciation and amortization	(297)	(213)	(173)
Asset retirement obligation accretion	(9)	(8)	(7)
Petroleum revenue tax recovery	0	0	0
Income tax	(12)	(54)	(98)
Results of operations	$ 30	$ 164	$ 294